                                                 1933 Act File No. 33-50773
                                                 1940 Act File No. 811-7115

                    SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933.....       X
                                                                  ----

      Pre-Effective Amendment No. ______....................      ____

      Post-Effective Amendment No. 27   ...................       _X__
                                  ------                           -

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   _X__
                                                                   -

      Amendment No. 31 ....................................       _X__
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                    FEDERATED TOTAL RETURN SERIES, INC.
            (Exact Name of Registrant as Specified in Charter)

                         Federated Investors Funds
                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000
                 (Address of Principal Executive Offices)

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire
                         Federated Investors Tower
                            1001 Liberty Avenue
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
             (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

____  immediately upon filing pursuant to paragraph (b)
___  on ________pursuant to paragraph (b)
_x _   60 days after filing pursuant to paragraph (a) (i)
____  on _______ pursuant to paragraph (a) (i)
____  75 days after filing pursuant to paragraph (a)(ii)
____ on ________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C. 20037

Federated Investors
World-Class Investment Manager

Federated Ultrashort Bond Fund

A Portfolio of Federated Total Return Series, Inc.

 

PROSPECTUS

October ____, 2002

CLASS A SHARES

A mutual fund seeking to provide total return consistent with current income by investing primarily in a diversified portfolio of investment grade debt securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 5

What are the Fund's Investment Strategies? 6

What are the Principal Securities in Which the Fund Invests? 9

What are the Specific Risks of Investing in the Fund? 13

What Do Shares Cost? 16

How is the Fund Sold? 17

How to Purchase Shares 18

How to Redeem and Exchange Shares 20

Account and Share Information 23

Who Manages the Fund? 24

Financial Information 25

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide total return with current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that income will comprise the largest component of its total return.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a diversified portfolio of domestic and foreign investment grade fixed income securities. The Fund's investment adviser (Adviser) seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the sector that the Adviser expects to offer the best balance between total return and risk.

Although the value of the Fund's Shares will fluctuate, the Adviser will seek to manage the magnitude of fluctuation by limiting the Fund's dollar-weighted average modified duration to one year or less. Duration measures the price sensitivity of a fixed income security to changes in interest rates. The Fund may use futures, options and interest rate swaps in an effort to maintain the Fund's targeted duration.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities due to the potential prepayment of higher interest mortgages.
  Call Risks. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below its current market value.
  Liquidity Risks. The noninvestment grade securities and collateralized mortgage obligations (CMOs) in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.
  Risks Associated with Noninvestment Grade Securities. The Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment grade securities.
  Leverage Risks. Certain investments may expose the Fund to a level of risk that exceeds the amount invested. Changes in the value of such investments magnify the Fund's risk of loss and potential for gain.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

&lt;R&gt;

Risk/Return Bar Chart and Table

The Fund's Class A Shares is a new class of shares, which commenced operations on or about October ___, 2002. The Fund offers two other classes of shares, Institutional Shares and Institutional Service Shares. For the period prior to the commencement of operations of the Class A Shares, the performance information shown in the bar chart below is for the Fund's Institutional Service Shares, adjusted to reflect the expenses of the Class A Shares. This performance information will help you to analyze the Fund's investment risks in light of the historical returns. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-by-year basis. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class A Shares total return for the six-month period from January 1, 2002, to June 30, 2002, was 0.76%.

Within the period shown in the bar chart, the Fund's Class A Shares highest quarterly return was 2.11% (quarter ended December 31, 2000). Its lowest quarterly return was 0.42% (quarter ended June 30, 1999).

Average Annual Total Return Table

As previously discussed, the Fund's Class A Shares is a new class of shares, which commenced operations on or about October ___, 2002. Accordingly, for the period prior to the commencement of operations, the performance information shown in the Average Annual Total Return Table is for the Fund's Institutional Service Shares, adjusted to reflect the sales charges and expenses of the Class A Shares. Return Before Taxes is shown for the Class A Shares. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The Average Annual Total Return Table shows returns averaged over the stated periods and includes comparative performance information in the form of returns for the Merrill Lynch 1-Year Treasury Bill Index (ML1T). Returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged and it is not possible to invest directly in an index.

Fund	  	1 Year	  	Start of Performance[1]
Return Before Taxes	 	5.22%	 	5.82%
Return After Taxes on Distributions[2]	 	3.15%	 	3.49%
Return After Taxes on Distributions and Sale of Fund Shares[2]	 	3.15%	 	3.49%
ML1T	 	7.28%	 	6.12%

1 The start of performance date of the Fund's Institutional Service Shares was May 31, 1997.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effect of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

&lt;/R&gt;

What are the Fund's Fees and Expenses?

FEDERATED ULTRASHORT BOND FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares.

Shareholder Fees	  
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	 	2.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	 	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	 	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	 	None
Exchange Fee	 	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)	 	 
Management Fee[2]	 	0.60%
Distribution (12b-1) Fee	 	0.30%
Shareholder Services Fee	 	0.25%
Other Expenses	 	0.10%
Total Annual Fund Operating Expenses	 	1.25%

1 Although not contractually obligated to do so, the Adviser expects to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending September 30, 2003.

Total Waivers of Fund Expenses	 	0.35%
Total Actual Annual Fund Operating Expenses (after waivers)	 	0.90%

2 The Adviser expects to voluntarily waive a portion of the management fee. The Adviser can terminate this anticipated voluntary waiver at any time. The management fee to paid by the Fund (after the anticipated voluntary waiver) will be 0.25% for the fiscal year ending September 30, 2003.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund's Class A Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares operating expenses are before waivers as estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	  	$  325

3 Years	  	$  589

What are the Fund's Investment Strategies?

The Fund invests in a diversified portfolio of domestic fixed income securities. The Fund's Adviser actively manages the Fund's portfolio seeking to limit fluctuation in the Fund's Share price due to changes in market interest rates while selecting investments that should offer enhanced returns based upon the Adviser's credit analysis. The Adviser limits fluctuation in the Fund's Share price by limiting the dollar-weighted average modified duration of the Fund's portfolio to one year or less. The Adviser then seeks higher returns through security selection than are possible in a portfolio limited exclusively to very high credit quality securities. The Fund is not a money market fund and is not subject to the special regulatory requirements (including maturity and credit quality constraints) designed to enable money market funds to maintain a stable share price. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this section.

The Fund invests primarily in investment grade fixed income securities. Investment grade securities are those rated BBB or higher by a nationally recognized statistical rating organization (NRSRO) or, if the securities are unrated, if they are deemed to be of equal quality by the Adviser. The Adviser attempts to select securities offering attractive risk-adjusted yields over comparable Treasury securities. Corporate and asset backed securities offer higher yields compared to Treasury securities to compensate for their additional risks, such as credit risk. Mortgage backed securities, which usually have nominal credit risk, have higher yields due to their risk that the principal will be repaid faster than expected if the underlying mortgages are prepaid. In selecting securities, the Adviser seeks the higher relative returns of corporate and asset backed (including mortgage backed) securities, while attempting to limit or manage their additional credit or prepayment risks.

The Adviser's investment process first allocates the Fund's portfolio among fixed income sectors. The Adviser makes a greater allocation of the Fund's portfolio to those sectors that the Adviser expects to offer the best balance between current income and risk and thus offers the greatest potential for return. The allocation process is based on the Adviser's continuing analysis of a variety of economic and market indicators in order to arrive at what the Adviser believes the yield "spread" should be of each security type. (The spread is the difference between the yield of a security versus the yield of a comparable U.S. Treasury security.)

Securities are selected by weighing projected spreads against the spreads at which the securities can currently be purchased. The Adviser also analyzes the prepayment risks and credit risks of individual securities in order to complete the analysis.

The Adviser attempts to manage the Fund's prepayment risk by selecting mortgage backed securities with characteristics that make prepayment fluctuations less likely. Characteristics that the Adviser may consider in selecting securities include the average interest rates of the underlying loans and the federal agencies (if any) that support the loans. The Adviser attempts to assess the relative returns and risks for mortgage backed securities by analyzing how the timing, amount and division of cash flows might change in response to changing economic and market conditions.

The Adviser attempts to manage the Fund's credit risk by selecting securities that make default in the payment of principal and interest less likely. The Adviser analyzes a variety of factors, including macroeconomic analysis and corporate earnings analysis to determine which business sectors and credit ratings are most advantageous for investment by the Fund. In selecting individual corporate fixed income securities, the Adviser analyzes the issuer's business, competitive position and general financial condition to assess whether the security's credit risk is commensurate with its potential return. In order to enhance returns, the Adviser may purchase lower rated securities, including noninvestment grade securities, that provide better returns than investment grade securities, and foreign securities that provide better returns than domestic securities. There is no assurance that the Adviser's efforts to enhance returns will be successful.

Within the Fund's one-year portfolio duration constraint, the Adviser may further manage interest rate risk by lengthening or shortening duration from time-to-time based on its interest rate outlook. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration, and if the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. Because the Fund will typically invest in fixed income securities with remaining maturities greater than one year, the Fund will use futures contracts and interest rate swaps to maintain the Fund's targeted duration. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions in analyzing a variety of factors, such as:

  current and expected U.S. growth;
  current and expected interest rates and inflation;
  the Federal Reserve Board's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates on particular securities will be successful.

Because the Fund refers to fixed income securities in its name, it will notify shareholders in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in fixed income securities.

HEDGING

Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivatives contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivatives contracts that cover a narrow range of circumstances; or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which the Fund invests.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

SEQUENTIAL CMOS

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

Privately Issued Mortgage Backed Securities

Privately issued mortgage securities (including privately issued CMOs) are issued by private entities, rather than U.S. government agencies. These securities involve credit risks and liquidity risks. The Fund may invest in privately issued mortgage backed securities that are rated BBB or higher by an NRSRO.

Asset Backed Securities

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass-through certificates. Asset backed securities have prepayment risks.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts:

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

The Fund may buy and sell the following types of futures contracts: financial futures, foreign currency forward contracts and futures on securities indices.

Swaps

Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names.

INTEREST RATE SWAPS

Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period.

INVESTMENT RATINGS FOR NONINVESTMENT GRADE SECURITIES

Noninvestment grade securities, also known as junk bonds, are rated below BBB by a NRSRO. These bonds have greater market, credit and liquidity risks than investment grade securities.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSROs. For example, Standard & Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade. If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

PREPAYMENT AND CALL RISKS

Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks or other less favorable characteristics.

LIQUIDITY RISKS

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

Securities rated below investment grade generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

What Do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). From time to time the Fund may purchase foreign securities that trade in foreign markets on days the NYSE is closed. The value of the Fund's assets may change on days you cannot purchase or redeem Shares. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

Shares Offered	  	Minimum Initial/Subsequent Investment Amounts[1]	  	Maximum Sales Charge
				Front-End Sales Charge[2]
Class A	 	$1,500/$100	 	2.00%

1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs (SIP) is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

SALES CHARGE WHEN YOU PURCHASE

Class A Shares	  	 	  	 
Purchase Amount	  	Sales Charge as a Percentage of Public Offering Price	  	Sales Charge as a Percentage of NAV
Less than $50,000	 	2.00%	 	2.04%
$50,000 but less than $100,000	 	1.75%	 	1.78%
$100,000 but less than $250,000	 	1.50%	 	1.52%
$250,000 or greater	 	0.00%	 	0.00%

If your investment qualifies for a reduction or elimination of the sales charge as described below, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

The sales charge at purchase may be reduced or eliminated by:

  purchasing Shares in greater quantities to reduce the applicable sales charge;
  combining concurrent purchases of Shares:
    by you, your spouse, and your children under age 21; or
    of the same share class of two or more Federated Funds (other than money market funds);
  accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or
  signing a letter of intent to purchase a specific dollar amount of Shares within 13 months. (Call your investment professional or the Fund for more information.)

The sales charge will be eliminated when you purchase Shares:

  within 120 days of redeeming Shares of an equal or greater amount;
  by exchanging shares from the same share class of another Federated Fund (other than a money market fund);
  through wrap accounts or other investment programs where you pay the investment professional directly for services;
  through investment professionals that receive no portion of the sales charge;
  as a Federated Life Member (Class A Shares only) and their immediate family members; or
  as a Director or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

How is the Fund Sold?

The Fund offers three share classes: Class A Shares, Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class A Shares. Each share class has different sales charges and other expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to individuals, directly or through investment professionals.

When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class A Shares and Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged; and
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into shares of the same class of another Federated Fund. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

Generally, it is not advisable to continue to purchase Class A Shares subject to a sales charge while redeeming Shares using this program.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund does not issue share certificates.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 139 mutual funds and a variety of separate accounts, which totaled approximately $180 billion in assets as of December 31, 2001. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated funds available to their customers.

THE FUND'S PORTFOLIO MANAGERS ARE:

Randall S. Bauer

Randall S. Bauer has been the Fund's Portfolio Manager since October 1998. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from Pennsylvania State University.

Robert E. Cauley

Robert E. Cauley has been the Fund's Portfolio Manager since October 1998. Mr. Cauley joined Federated in 1996 as a Senior Investment Analyst and an Assistant Vice President of the Fund's Adviser and has been a Portfolio Manager since 1997. Mr. Cauley has been a Vice President of the Adviser since 1999. Mr. Cauley was a member of the Asset-Backed Structuring Group at Lehman Brothers Holding, Inc. from 1994 to 1996. Mr. Cauley earned his M.S.I.A., concentrating in Finance and Economics, from Carnegie Mellon University.

Paige Wilhelm

Paige Wilhelm has been the Fund's Portfolio Manager since October 1998 and manages the money market instruments category for the Fund. Ms. Wilhelm joined Federated in 1985 and has been a Vice President of the Fund's Adviser since January 1997. She served as an Assistant Vice President of the Fund's Adviser from July 1994 to December 1996 and as an Investment Analyst from July 1991 through June 1994. Ms. Wilhelm earned her M.B.A. from Duquesne University.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.60% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

The Fund's fiscal year end is September 30. As this is the Fund's Class A Shares first fiscal year, financial information is not yet available.

A Statement of Additional Information (SAI) dated November 1, 2001, and revised on October __, 2002, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo;sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated
World-Class Investment Manager
Federated Ultrashort Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Investment Company Act File No. 811-7115

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

 

Cusip TBD

000000-00 (10/02)

 

FEDERATED ULTRASHORT BOND FUND
A Portfolio of Federated Total Return Series, Inc.

Statement of additional Information

November 30, 2001, Re-issued on October __, 2002,

Class A Shares
Institutional Shares
Institutional Service Shares

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated Ultrashort Bond Fund Class A Shares
(Fund), dated October ___, 2002 and with the prospectuses for Federated Ultrashort
Bond Fund Institutional Shares and Institutional Service Shares dated November 30,
2001. Obtain the prospectuses and the Annual Report's Management's Discussion of Fund
Performance without charge by calling 1-800-341-7400.

                                    Contents
                                    How is the Fund Organized?
                                    Securities in Which the Fund Invests
                                    What do Shares Cost?
                                    How is the Fund Sold?
                                    Exchanging Securities for Shares
                                    Subaccounting Services
                                    Redemption in Kind
                                    Account and Share Information
                                    Tax Information
                                    Who Manages and Provides Services to the Fund?
                                    How Does the Fund Measure Performance?
                                    Who is Federated Investors, Inc.?
                                    Investment Ratings
                                    Addresses
G025145 (10/02)

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Federated Total Return Series, Inc.
(Corporation). The Corporation is an open-end, management investment company that was established under the laws of the State of Maryland on October 11, 1993. The
Corporation may offer separate series of shares representing interests in separate portfolios of securities.
  The Board of Directors (Board or Directors) has established three classes of shares of the Fund, known as Class A Shares, Institutional Shares and Institutional Service
Shares (Shares). This SAI relates to all classes of Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser).

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities
The Fund may invest in the following fixed income securities, in addition to those described in the prospectus.

Corporate Debt Securities
The Fund may invest in the following corporate debt securities:
Commercial Paper
Commercial paper is an issuer's obligation with a maturity of less than nine months.
Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.
Demand Instruments
Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Mortgage Backed Securities
The Fund may invest in the following mortgage backed securities:

Collateralized Mortgage Obligations (CMOs)
In addition to the sequential CMO's described in the prospectus, the Fund may also invest in the following CMO's:
PACs, TACs and Companion Classes
More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.
IOs and POs
CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However,
IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

Floaters and Inverse Floaters
Another variant allocates interest payments between two classes of CMOs. One class
(Floaters) receives a share of interest payments based upon a market index such as
LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse
Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.
Z Classes and Residual Classes
CMOs must allocate all payments received from the underlying mortgages to some class.
To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, real estate mortgage investment conduits
(REMICs) have residual interests that receive any mortgage payments not allocated to another REMIC class.
Privately Issued Mortgage Backed Securities
Privately issued mortgage securities (including privately issued CMOs) are issued by private entities, rather than U.S. government agencies. These securities involve credit risks and liquidity risks. The Fund may invest in privately issued mortgage backed securities that are rated BBB or higher by nationally recognized statistical rating organizations (NRSROs).

Asset Backed Securities
As described in the prospectus, the Fund may invest in asset backed securities. Like
CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security. A zero coupon step-up security converts to a coupon security before final maturity.
  There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

Bank Instruments
Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by
U.S. branches of foreign banks. Eurodollar instruments are denominated in
U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Foreign Securities
Foreign securities are securities of issuers based outside the United States. The
Fund considers an issuer to be based outside the United States if:
o     it is organized under the laws of, or has a principal office located in, another country;

o     the principal trading market for its securities is in another country; or

o     it (or its subsidiaries) derived in its most current fiscal year at least 50%
      of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Foreign Exchange Contracts
In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into
U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

Foreign Government Securities
Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions.
Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World
Bank), the Asian Development Bank, the European Investment Bank and the
Inter-American Development Bank.
  Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

Brady Bonds
Brady Bonds are U.S. dollar denominated debt obligations that foreign governments issue in exchange for commercial bank loans. The International Monetary Fund (IMF)
typically negotiates the exchange to cure or avoid a default by restructuring the terms of the bank loans. The principal amount of some Brady Bonds is collateralized by zero coupon U.S. Treasury securities which have the same maturity as the Brady
Bonds. However, neither the U.S. government nor the IMF has guaranteed the repayment of any Brady Bond.

Derivative Contracts
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.
  Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price.
Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.
  For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date.
If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the
Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.
  The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.
  Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.
  The Fund may trade in the following types of derivative contracts:

Options
Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises)
the option.
  The Fund may:
o     buy put options on portfolio securities and futures contracts in anticipation of a decrease in the value of the underlying asset; and

o     buy or write options to close out existing options positions.

The Fund may also write call options on portfolio securities and futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.
  The Fund may not buy or sell futures or related options if the margin deposits and premiums paid for these securities would exceed 5% of the Fund's total assets.

Swaps
Common swap agreements that the Fund may use include:
Interest Rate Swaps
As described in the prospectus, the Fund enters into interest rate swaps. One example of an interest rate swap is a $10 million LIBOR swap which would require one party to pay the equivalent of the London Interbank Offer Rate of interest (which fluctuates)
on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.
Currency Swaps
Currency swaps are contracts which provide for interest payments in different currencies. The parties might agree to exchange the notional principal amount as well.
Caps and Floors
Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.
Total Return Swaps
Total return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

Special Transactions

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
  Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements and Borrowing for Leverage
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase. The Fund may borrow an amount up to one third of the Fund's net assets (exclusive of such borrowings) for leverage purposes.

Delayed Delivery Transactions
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.
To Be Announced Securities (TBAs)
As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.
Dollar Rolls
Dollar rolls are transactions where the Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to interest rate risks and credit risks.
These transactions create leverage risks.

Securities Lending
The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.
  The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.
  Loans are subject to termination at the option of the Fund or the borrower. The
Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
  Securities lending activities are subject to interest rate and credit risks.

Asset Coverage
In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc.
(Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated Investors, Inc. (Federated)
administers the program according to procedures approved by the Fund's Board, and the
Board monitors the operation of the program.  Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

Investing in Securities of Other Investment Companies
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

  The Fund may invest in mortgage backed and high yield securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other investment company is managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Risks Associated With Complex CMOs
o     CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities.
      For example, their prices are more volatile and their trading market may be more limited.

Risks of Foreign Investing
o     Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

o     Foreign companies may not provide information (including financial statements)
      as frequently or to as great an extent as companies in the United States.
      Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

o     Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

Currency Risks
o     Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

o     The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

Fundamental INVESTMENT Objective
The Fund's investment objective is to provide total return consistent with current income. The investment objective may not be changed by the Fund's Directors without shareholder approval.

INVESTMENT LIMITATIONS

Selling Short and Buying on Margin
The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities.

Borrowing Money
The Fund will not borrow money, except to the extent permitted under the Investment
Company Act of 1940 (1940 Act) (which currently limits borrowings to no more than
33-1/3% of the value of the Fund's total assets). For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those related to indices, options on futures contracts or indices, and dollar roll transactions shall not constitute borrowing.

Diversification of Investments
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, and will not acquire more than 10% of the outstanding voting securities of any one issuer.

Pledging Assets
The Fund will not mortgage, pledge or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge or hypothecate assets having a market value not exceeding 10% of the value of total assets at the time of the borrowing.

Lending Cash or Securities
The Fund will not lend any assets except portfolio securities. (This will not prevent the purchase or holding of bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements or other transactions which are permitted by the Fund's investment objective and policies or the Corporation's
Articles of Incorporation).

Issuing Senior Securities
The Fund will not issue senior securities, except as permitted by its investment objective and policies.

Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its right under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until the real estate can be liquidated in an orderly manner.

Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Concentration of Investments
The Fund will not acquire more than 25% of its total assets in securities of issuers having their principal business activities in the same industry.
  The above limitations cannot be changed unless authorized by the Board and by the
"vote of a majority of its outstanding voting securities," as defined by the 1940
Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Investing in Restricted and Illiquid Securities
The Fund will not invest more than 15% of its net assets in illiquid securities, including certain restricted securities not determined to be liquid under criteria established by the Directors, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice.
  Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
  As a matter of operating policy, the Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.
  For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:
o     for fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

o     futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

o     for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

o     for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker/dealers or other financial institutions that trade the securities.

Trading in Foreign Securities
Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value (NAV), the
Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

The Fund's NAV per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR eliminating THE FRONT-END SALES CHARGE
You can reduce or eliminate the applicable front-end sales charge, as follows:

Quantity Discounts
Larger purchases of the same Share class reduce or eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

Accumulated Purchases
If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

Concurrent Purchases
You can combine concurrent purchases of the same share class of two or more Federated funds in calculating the applicable sales charge.

Letter of Intent
You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13-month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of
Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

Reinvestment Privilege
You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge.

Purchases by Affiliates of the Fund
The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

o     the Directors, employees and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;

o     any associated person of an investment dealer who has a sales agreement with the Distributor; and

o     trusts, pension or profit-sharing plans for these individuals.

Federated Life Members
Shareholders of the Fund known as "Federated Life Members" are exempt from paying any front-end sales charge. These shareholders joined the Fund originally:

o     through the "Liberty Account," an account for Liberty Family of Funds shareholders on February 28, 1987 (the Liberty Account and Liberty Family of Funds
  are no longer marketed); or

o     as Liberty Account shareholders by investing through an affinity group prior to
  August 1, 1987.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities
Corp.) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES
The Distributor receives a front-end sales charge on certain Share sales. The
Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.

RULE 12B-1 PLAN-Class A Shares and Institutional service shares
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor
(who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities
(such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall
Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per Share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the
Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES
The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated
Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS
Investment professionals (such as broker/dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or Federated
Shareholder Services Company. (These fees do not come out of Fund assets.) The
Distributor and/or Federated Shareholder Services Company may be reimbursed by the
Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the
Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the
Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only
Shares of that Fund or class are entitled to vote.

Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding Shares of all series entitled to vote.

As of__________, the following shareholders owned of record, beneficially, or both,
5% or more of outstanding Institutional Shares: ____________.

As of__________, the following shareholders owned of record, beneficially, or both,
5% or more of outstanding Institutional Service Shares: ____________.

TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS
If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities.
Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the income generated by the securities in the portfolio, whereas tax-basis income includes, in addition, gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute
Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund will qualify for certain Code provisions that allow its shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF DIRECTORS
The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders.
The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are
"interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA.  The
Corporation comprises four portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 139 portfolios). Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds-five portfolios; CCMI Funds-two portfolios;
Regions Funds-eight portfolios; Riggs Funds-nine portfolios; and WesMark Funds-five portfolios.

INTERESTED Directors BACKGROUND AND COMPENSATION

                       rincipal Occupation(s) for Past    ggregate     Total
                       ive Years, Other Directorships     ompensation  Compensation
Name                   eld and Previous Positions        Arom Fund     From
Birth Date                                               Cpast         Corporation and
Address                                                  Fiscal        Federated Fund
Positions Held with   P                                  (ear)         Complex
Corporation           F                                  f             (past calendar
Date Service Began    H                                  y             year)
                      Principal Occupations: Chief       $0
John F. Donahue*      Executive Officer and Director                   $0
Birth Date: July      or Trustee of the Federated Fund
28, 1924              Complex; Chairman and Director,
CHAIRMAN AND          Federated Investors, Inc.;
DIRECTOR              Chairman, Federated Investment
Began serving:        Management Company, Federated
October 1993          Global Investment Management
                      Corp. and Passport Research, Ltd.

                      Previous Positions: Trustee,
                      Federated Investment Management
                      Company and Chairman and
                      Director, Federated Investment
                      Counseling.

                      Principal Occupations: President   $0
J. Christopher        or Executive Vice President of                   $0
Donahue*              the Federated Fund Complex;
Birth Date: April     Director or Trustee of some of
11, 1949              the Funds in the Federated Fund
PRESIDENT AND         Complex; President, Chief
DIRECTOR              Executive Officer and Director,
Began serving:        Federated Investors, Inc.;
March 1995            President, Chief Executive
                      Officer and Trustee, Federated
                      Investment Management Company;
                      Trustee, Federated Investment
                      Counseling; President, Chief
                      Executive Officer and Director,
                      Federated Global Investment
                      Management Corp.; President and
                      Chief Executive Officer,
                      Passport Research, Ltd.;
                      Trustee, Federated Shareholder
                      Services Company; Director,
                      Federated Services Company.

                      Previous Position: President,
                      Federated Investment Counseling.

                      Principal Occupations: Director    $387.29
Lawrence D. Ellis,    or Trustee of the Federated Fund                 $117,117.17
M.D.*                 Complex; Professor of Medicine,
Birth Date: October   University of Pittsburgh;
11, 1932              Medical Director, University of
3471 Fifth Avenue     Pittsburgh Medical Center
Suite 1111            Downtown; Hematologist,
Pittsburgh, PA        Oncologist and Internist,
DIRECTOR              University of Pittsburgh Medical
Began serving:        Center.
October 1993
                      Other Directorships Held:
                      Member, National Board of
                      Trustees, Leukemia Society of
                      America.

                      Previous Positions: Trustee,
                      University of Pittsburgh;
                      Director, University of
                      Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested"
because his son-in-law is employed by the Fund's principal underwriter, Federated
Securities Corp.
--------------------------------------------------------------------------------------

INDEPENDENT directors BACKGROUND AND COMPENSATION

                       rincipal Occupation(s) for Past    ggregate     Total
                       ive Years, Other Directorships     ompensation  Compensation
Name                   eld and Previous Positions        Arom Fund     From
Birth Date                                               Cpast         Corporation and
Address                                                  Fiscal        Federated Fund
Positions Held with   P                                  (ear)         Complex
Corporation           F                                  f             (past calendar
Date Service Began    H                                  y             year)
                      Principal Occupation: Director     $426.08
Thomas G. Bigley      or Trustee of the Federated Fund                 $128,847.72
Birth Date:           Complex.
February 3, 1934
15 Old Timber Trail   Other Directorships Held:
Pittsburgh, PA        Director, Member of Executive
DIRECTORS             Committee, Children's Hospital
Began serving:        of Pittsburgh; Director, Member
November 1994         of Executive Committee,
                      University of Pittsburgh.

                      Previous Position: Senior
                      Partner, Ernst & Young LLP.

                      Principal Occupations: Director    $426.08
John T. Conroy, Jr.   or Trustee of the Federated Fund                 $128,847.66
Birth Date: June      Complex; Chairman of the Board,
23, 1937              Investment Properties
Grubb &           Corporation; Partner or Trustee
Ellis/Investment      in private real estate ventures
Properties            in Southwest Florida.
Corporation
3838 Tamiami Trail    Previous Positions: President,
N.                    Investment Properties
Naples, FL            Corporation; Senior Vice
DIRECTOR              President, John R. Wood and
Began serving:        Associates, Inc., Realtors;
October 1993          President, Naples Property
                      Management, Inc. and Northgate
                      Village Development Corporation.

                      Principal Occupation: Director     $426.08
Nicholas P.           or Trustee of the Federated Fund                 $126,923.53
Constantakis          Complex; Partner, Andersen
Birth Date:           Worldwide SC (prior to 9/1/97).
September 3, 1939
175 Woodshire Drive   Other Directorships Held:
Pittsburgh, PA        Director, Michael Baker
DIRECTOR              Corporation (engineering and
Began serving:        energy services worldwide).
February 1998

                      Principal Occupation: Director     $387.29
John F. Cunningham    or Trustee of the Federated Fund                 $115,368.16
Birth Date: March     Complex.
5, 1943
353 El Brillo Way     Other Directorships Held:
Palm Beach, FL        Chairman, President and Chief
DIRECTOR              Executive Officer, Cunningham
Began serving:        & Co., Inc. (strategic
April 1999            business consulting); Trustee
                      Associate, Boston College.

                      Previous Positions: Director,
                      Redgate Communications and EMC
                      Corporation (computer storage
                      systems); Chairman of the Board
                      and Chief Executive Officer,
                      Computer Consoles, Inc.;
                      President and Chief Operating
                      Officer, Wang Laboratories;
                      Director, First National Bank of
                      Boston; Director, Apollo
                      Computer, Inc.

                      Principal Occupation: Director     $387.29
Peter E. Madden       or Trustee of the Federated Fund                 $117,117.14
Birth Date: March     Complex; Management Consultant.
16, 1942
One Royal Palm Way    Previous Positions:
100 Royal Palm Way    Representative, Commonwealth of
Palm Beach, FL        Massachusetts General Court;
DIRECTOR              President, State Street Bank and
Began serving:        Trust Company and State Street
October 1993          Corporation (retired); Director,
                      VISA USA and VISA International;
                      Chairman and Director,
                      Massachusetts Bankers
                      Association; Director,
                      Depository Trust Corporation;
                      Director, The Boston Stock
                      Exchange.

                      Principal Occupations: Director    $426.08
Charles F.            or Trustee of the Federated Fund                 $128,847.66
Mansfield, Jr.        Complex; Management Consultant;
Birth Date: April     Executive Vice President, DVC
10, 1945              Group, Inc. (marketing,
80 South Road         communications and technology)
Westhampton Beach,    (prior to 9/1/00).
NY
DIRECTOR              Previous Positions: Chief
Began serving:        Executive Officer, PBTC
April 1999            International Bank; Partner,
                      Arthur Young & Company (now
                      Ernst & Young LLP); Chief
                      Financial Officer of Retail
                      Banking Sector, Chase Manhattan
                      Bank; Senior Vice President,
                      HSBC Bank USA (formerly, Marine
                      Midland Bank); Vice President,
                      Citibank; Assistant Professor of
                      Banking and Finance, Frank G.
                      Zarb School of Business, Hofstra
                      University.

John E. Murray,       Principal Occupations:  Director    $411.76
Jr., J.D., S.J.D.     or Trustee of the Federated Fund                 $117,117.14
Birth Date:           Complex; Chancellor and Law
December 20, 1932     Professor, Duquesne University;
Chancellor,           Consulting Partner, Mollica
Duquesne University   & Murray.
Pittsburgh, PA
DIRECTOR              Other Directorships Held:
Began serving:        Director, Michael Baker Corp.
February 1995         (engineering, construction,
                      operations and technical
                      services).

                      Previous Positions: President,
                      Duquesne University; Dean and
                      Professor of Law, University of
                      Pittsburgh School of Law; Dean
                      and Professor of Law, Villanova
                      University School of Law.

                      Principal Occupations:  Director    $387.29
Marjorie P. Smuts     or Trustee of the Federated Fund                 $117,117.17
Birth Date: June      Complex; Public
21, 1935              Relations/Marketing
4905 Bayard Street    Consultant/Conference
Pittsburgh, PA        Coordinator.
DIRECTOR
Began serving:        Previous Positions: National
October 1993          Spokesperson, Aluminum Company
                      of America; television producer;
                      President, Marj Palmer Assoc.;
                      Owner, Scandia Bord.

                      Principal Occupations:  Director    $387.29
John S. Walsh         or Trustee of the Federated Fund                 $117,117.17
Birth Date:           Complex; President and Director,
November 28, 1957     Heat Wagon, Inc. (manufacturer
2604 William Drive    of construction temporary
Valparaiso, IN        heaters); President and
DIRECTOR              Director, Manufacturers
Began serving:        Products, Inc. (distributor of
April 1999            portable construction heaters);
                      President, Portable Heater
                      Parts, a division of
                      Manufacturers Products, Inc.

                      Other Directorships Held:
                      Director, Walsh & Kelly,
                      Inc. (heavy highway contractor).

                      Previous Position: Vice
                      President, Walsh & Kelly,
                      Inc.

--------------------------------------------------------------------------------------

OFFICERS**

Name                           rincipal Occupation(s) and Previous Positions
Birth Date
Address
Positions Held with
Corporation                   P
                              Principal Occupations: President, Executive Vice
Edward C. Gonzales            President and Treasurer of some of the Funds in the
Birth Date: October 22, 1930  Federated Fund Complex; Vice Chairman, Federated
EXECUTIVE VICE PRESIDENT      Investors, Inc.; Trustee, Federated Administrative
                              Services.

                              Previous Positions: Trustee or Director of some of the
                              Funds in the Federated Fund Complex; CEO and Chairman,
                              Federated Administrative Services; Vice President,
                              Federated Investment Management Company, Federated
                              Investment Counseling, Federated Global Investment
                              Management Corp. and Passport Research, Ltd.; Director
                              and Executive Vice President, Federated Securities
                              Corp.; Director, Federated Services Company; Trustee,
                              Federated Shareholder Services Company.

                              Principal Occupations: Executive Vice President and
John W. McGonigle             Secretary of the Federated Fund Complex; Executive Vice
Birth Date: October 26, 1938  President, Secretary and Director, Federated Investors,
EXECUTIVE VICE PRESIDENT AND  Inc.
SECRETARY
                              Previous Positions: Trustee, Federated Investment
                              Management Company and Federated Investment Counseling;
                              Director, Federated Global Investment Management Corp.,
                              Federated Services Company and Federated Securities
                              Corp.

                              Principal Occupations: Treasurer of the Federated Fund
Richard J. Thomas             Complex; Senior Vice President, Federated
Birth Date: June 17, 1954     Administrative Services.
TREASURER
                              Previous Positions: Vice President, Federated
                              Administrative Services; held various management
                              positions within Funds Financial Services Division of
                              Federated Investors, Inc.

                              Principal Occupations: President or Vice President of
Richard B. Fisher             some of the Funds in the Federated Fund Complex; Vice
Birth Date: May 17, 1923      Chairman, Federated Investors, Inc.; Chairman,
VICE CHAIRMAN                 Federated Securities Corp.

                              Previous Positions: Director or Trustee of some of the
                              Funds in the Federated Fund Complex; Executive Vice
                              President, Federated Investors, Inc. and Director and
                              Chief Executive Officer, Federated Securities Corp.

                              Principal Occupations: Chief Investment Officer of this
William D. Dawson, III        Fund and various other Funds in the Federated Fund
Birth Date: March 3, 1949     Complex; Executive Vice President, Federated Investment
CHIEF INVESTMENT OFFICER      Counseling, Federated Global Investment Management
                              Corp., Federated Investment Management Company and
                              Passport Research, Ltd.; Director, Federated Global
                              Investment Management Corp. and Federated Investment
                              Management Company; Portfolio Manager, Federated
                              Administrative Services; Vice President, Federated
                              Investors, Inc.

                              Previous Positions: Executive Vice President and Senior
                              Vice President, Federated Investment Counseling
                              Institutional Portfolio Management Services Division;
                              Senior Vice President, Federated Investment Management
                              Company and Passport Research, Ltd.

                              Susan M. Nason is Vice President of the Corporation.
Susan M. Nason                Ms. Nason joined Federated in 1987 and has been a
Birth Date: August 29, 1961   Senior Portfolio Manager and Senior Vice President of
VICE PRESIDENT                the Fund's Adviser since 1997. Ms. Nason served as a
                              Portfolio Manager and Vice President of the Adviser
                              from 1993 to 1997. Ms. Nason is a Chartered Financial
                              Analyst and received her M.S.I.A. concentrating in
                              Finance from Carnegie Mellon University.

**    Officers do not receive any compensation from the Fund.
--------------------------------------------------------------------------------------

Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and Assistant
Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne
University, Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John E. Murray, Jr., an
Independent Director of the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August
15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.

COMMITTEES of the board
                               ommittee Functions                          Meetings
                                                                           Held
                                                                           During
                                                                           Last
Board     Committee                                                        Fiscal
Committee Members             C                                            Year
Executive John F. Donahue     In between meetings of the full Board,       None
          John E. Murray,     the Executive Committee generally may
          Jr., J.D., S.J.D.   exercise all the powers of the full Board
                              in the management and direction of the
                              business and conduct of the affairs of
                              the Corporation in such manner as the
                              Executive Committee shall deem to be in
                              the best interests of the Corporation.
                              However, the Executive Committee cannot
                              elect or remove Board members, increase
                              or decrease the number of Directors,
                              elect or remove any Officer, declare
                              dividends, issue shares or recommend to
                              shareholders any action requiring
                              shareholder approval.

Audit     Thomas G. Bigley    The Audit Committee reviews and              Three
          John T. Conroy,     recommends to the full Board the
          Jr.                 independent auditors to be selected to
          Nicholas P.         audit the Fund`s financial statements;
          Constantakis        meet with the independent auditors
          Charles F.          periodically to review the results of the
          Mansfield, Jr.      audits and report the results to the full
                              Board; evaluate the independence of the
                              auditors, review legal and regulatory
                              matters that may have a material effect
                              on the financial statements, related
                              compliance policies and programs, and the
                              related reports received from regulators;
                              review the Fund`s internal audit
                              function; review compliance with the
                              Fund`s code of conduct/ethics; review
                              valuation issues; monitor inter-fund
                              lending transactions; review custody
                              services and issues and investigate any
                              matters brought to the Committee's
                              attention that are within the scope of
                              its duties.

Board ownership of shares in the fund and in the Federated family of Investment companies AS OF dECEMBER 31, 2001
--------------------------------------------------------------------------------------
                      ollar            Aggregate
                       Range of   ollar Range of
                      hares       hares Owned in
                          Owned        Federated
                     D  in Fund        Family of
Interested                       D    Investment
Board Member Name    S           S     Companies
John F. Donahue            None    Over $100,000
J. Christopher             None    Over $100,000
Donahue
Lawrence D. Ellis,         None    Over $100,000
M.D.

Independent
Board Member Name
Thomas G. Bigley           None    Over $100,000
John T. Conroy, Jr.        None    Over $100,000
Nicholas P.                None    Over $100,000
Constantakis
John F. Cunningham         None    Over $100,000
Peter E. Madden            None    Over $100,000
Charles F.                 None        $50,001 -
Mansfield, Jr.                          $100,000
John E. Murray,            None    Over $100,000
Jr., J.D., S.J.D.
Marjorie P. Smuts          None    Over $100,000
John S. Walsh              None    Over $100,000

INVESTMENT ADVISER
--------------------------------------------------------------------------------------
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Corporation or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance; the Adviser's management philosophy, personnel, and processes; the preferences and expectations of
Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry;
the range and quality of services provided to the Fund and its shareholders by the
Federated organization in addition to investment advisory services; and the Fund's relationship to other funds in the Federated fund family.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the
Federated organization and research services received by the Adviser from brokers that execute Fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an
Adviser's compensation:  the nature and quality of the services provided by the
Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the
Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The
Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to its funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the funds and the Federated organization.
Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the
Board's formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; the Fund's short-and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses
(including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the
Adviser and its affiliates; compliance and audit reports concerning the funds and the
Federated companies that service them; and relevant developments in the mutual fund industry and how the funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the funds under separate contracts (e.g., for serving as the funds' administrator and transfer agent). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every fund, nor does the Board consider any one of them to be determinative. Because the totality of circumstances includes considering the relationship of each fund to the Federated family of funds, the Board does not approach consideration of every fund's advisory contract as if that were the only fund offered by Federated.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

Code of Ethics Restrictions on Personal Trading

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Directors, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the
Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The
Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the
Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the
Fund.

ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services)
necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                          Average Aggregate Daily
Maximum                   Net Assets of the
Administrative Fee        Federated Funds
0.150 of 1%               on the first $250 million
0.125 of 1%               on the next $250 million
0.100 of 1%               on the next $250 million
                          on assets in excess of
0.075 of 1%               $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
--------------------------------------------------------------------------------------

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary,
Federated Shareholder Services Company, maintains all necessary shareholder records.
The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT Auditors
The independent auditor for the Fund, Deloitte & Touche LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of
America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES-Institutional shares, institutional service shares
For the Year Ended               001                  000            999
September 30*                   2                    2              1
Advisory Fee Earned             $1,900,254           $1,238,998     $447,691
Advisory Fee Reduction          $1,426,361           $726,050       $258,911
Advisory Fee Reimbursement      $2,816               $411           $0
Administrative Fee              $238,481             $155,000       $111,301
12b-1 Fee:
 Institutional Service           461,424              -              -
 Shares                         $                    -              -
Shareholder Services Fee:
  Institutional Shares          0                    --             --
  Institutional Service          576,780              -              -
  Shares                        $                    -              -
Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.
--------------------------------------------------------------------------------------

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and
various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per
Share are factors in the computation of yield and total return.

Average Annual Total Returns and Yield
Total returns are given for the one-year and Start of Performance periods ended
September 30, 2001.

Yield is given for the 30-day period ended September 30, 2001.

                        0-Day           Year Start of
                       3eriod                Performance on
                       P              1      2/22/2000
Institutional
Shares:
Total Return           NA             7.91%  7.70%
  Before Taxes
  After Taxes on
  Distributions
  After Taxes on
  Distributions
  and Sale of Shares
Yield                  5.55%          NA     NA
                        0-Day           Year
                        eriod                ------------------
                                             Start of
                       3                     Performance on
                       P              1      5/31/1997
Institutional
Service Shares:
Total Return           NA             7.43%  6.54%
  Before Taxes
  After Taxes on
  Distributions
  After Taxes on
  Distributions
  and Sale of Shares
Yield                  5.08%          NA     NA

--------------------------------------------------------------------------------------

The Fund's Class A Shares is a new class of Shares, which commenced operation on or about October __, 2002. For the period prior to the commencement of operations of the
Class A Shares, the performance information shown below is for the Fund's
Institutional Service Shares, adjusted to reflect the sales charges and expenses of the Class A Shares. Total returns for the Class A Shares are given for the one-year and Start of Performance periods ended September 30, 2001.

                        0-Day           Year
                        eriod               -------------------
                                            Start of
                       3                    Performance on
                       P              1     5/31/1997
Class A Shares
Total Return           NA
  Before Taxes                        6.93% 6.05%
  After Taxes on                       .75%
  Distributions                       4     3.67%
  After Taxes on                       .17%
  Distributions
  and Sale of Shares                  4     3.65%
Yield               NA                NA    NA

--------------------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.  Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per
Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the
30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o     charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o     discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o     information about the mutual fund industry from sources such as the Investment
  Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of
Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper, Inc.
Lipper, Inc. ranks funds categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

Lipper Ultrashort Bond Fund Average
Lipper Ultrashort Bond Fund Average ranks funds that invest 65% of their assets in investment grade debt issues and maintain a portfolio dollar-weighted average maturity between 91 and 365 days.

Merrill Lynch 1-Year Treasury Bill Index
Merrill Lynch 1-Year Treasury Bill Index is an unmanaged index tracking 1-year
U.S. government securities.

Merrill Lynch 1-3 Year U.S. Treasury Index
Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index tracking short-term
U.S. government securities with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

Salomon Smith Barney U.S. Treasury Benchmark (On-The-Run) Indexes
Salomon Smith Barney U.S. Treasury Benchmarks (On-The- Run) Indexes is composed of total returns for the current 1-year, 2-year, 3-year, 5-year, 10-year and 30-year on-the-run Treasury that has been in existence for the entire month.

WHO IS FEDERATED INVESTORS, INC.?

Federated   is   dedicated   to   meeting   investor   needs  by  making   structured,
straightforward and consistent  investment  decisions.  Federated  investment products have a history of competitive  performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's  disciplined investment selection process is rooted in sound methodologies backed by  fundamental  and technical  research.  At Federated,  success in investment management does not depend solely on the skill of a single portfolio manager.  It is a fusion of  individual  talents  and  state-of-the-art  industry  tools and  resources.
Federated's  investment process involves teams of portfolio managers and analysts, and investment  decisions  are executed by traders who are  dedicated  to specific  market sectors and who handle trillions of dollars in annual trading volume.

Federated Funds overview

Municipal Funds
In the  municipal  sector,  as of December 31, 2001,  Federated  managed 12 bond funds
with   approximately   $2.3   billion  in  assets  and  22  money  market  funds  with
approximately $44.8 billion in total assets. In 1976,  Federated introduced one of the first  municipal  bond  mutual  funds in the  industry  and is now one of the  largest institutional  buyers of municipal  securities.  The Funds may quote  statistics  from organizations  including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity Funds
In the equity  sector,  Federated has more than 31 years'  experience.  As of December
31, 2001,  Federated managed 40 equity funds totaling  approximately  $20.7 billion in assets across  growth,  value,  equity income,  international,  index and sector (i.e.
utility) styles.  Federated's  value-oriented  management style combines  quantitative and  qualitative  analysis  and  features a  structured,  computer-assisted  composite modeling system that was developed in the 1970s.

Corporate Bond Funds
In the  corporate  bond sector,  as of December 31, 2001,  Federated  managed 11 money market  funds and 30 bond funds  with  assets  approximating  $62.3  billion  and $5.4
billion,   respectively.   Federated's   corporate  bond  decision   making--based  on
intensive,  diligent credit  analysis--is backed by over 29 years of experience in the corporate bond sector. In 1972,  Federated introduced one of the first high-yield bond funds in the  industry.  In 1983,  Federated  was one of the first  fund  managers  to participate in the asset backed  securities  market,  a market totaling more than $209 billion.

Government Funds
In the  government  sector,  as of December  31,  2001,  Federated  managed 6 mortgage backed, 5 multi-sector  government funds, 3 government/agency  and 19 government money market mutual  funds,  with assets  approximating  $3.6  billion,  $2.0 billion,  $1.2 billion and $55.2 billion, respectively.  Federated trades approximately $90.4 billion in U.S.  government and mortgage backed securities daily and places  approximately $35 billion  in  repurchase  agreements  each day.  Federated  introduced  the first  U.S.
government fund to invest in U.S.  government  bond securities in 1969.  Federated has been a major force in the short- and  intermediate-term  government markets since 1982 and  currently  manages  approximately  $50 billion in  government  funds within these maturity ranges.

Money Market Funds
In the money market sector,  Federated  gained  prominence in the mutual fund industry
in  1974  with  the   creation  of  the  first   institutional   money   market  fund.
Simultaneously,  the  company  pioneered  the  use of the  amortized  cost  method  of accounting for valuing  shares of money market funds, a principal  means used by money managers today to value money market fund shares.  Other innovations include the first institutional  tax-free money market fund. As of December 31, 2001,  Federated managed
$136.4  billion in assets across 54 money market funds,  including 19  government,  11 prime, 22 municipal and 1 euro-denominated  with assets  approximating  $55.2 billion,
$62.3 billion, $44.8 billion and $34.6 million, respectively.

The Chief  Investment  Officers  responsible  for oversight of the various  investment sectors  within  Federated are: U.S.  equity and high yield - J. Thomas  Madden;  U.S.
fixed income -William D. Dawson,  III; and global equities and fixed income - Henry A.
Frantzen.  The  Chief  Investment  Officers  are  Executive  Vice  Presidents  of  the
Federated advisory companies.

Mutual Fund Market
Forty-nine  percent of American  households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions,  have entrusted over  $6.8  trillion  to  the  more  than  8,157  funds  available,  according  to the
Investment Company Institute.

Federated Clients Overview
Federated  distributes  mutual  funds  through  its  subsidiaries  for  a  variety  of investment purposes. Specific markets include:

Institutional Clients
Federated meets the needs of approximately 3,035  institutional  clients nationwide by managing and servicing  separate  accounts and mutual funds for a variety of purposes, including  defined benefit and defined  contribution  programs,  cash management,  and
asset/liability  management.   Institutional  clients  include  corporations,  pension
funds,  tax  exempt  entities,   foundations/endowments,   insurance  companies,   and
investment  and  financial  advisers.  The  marketing  effort  to these  institutional clients  is  headed  by John  B.  Fisher,  President,  Institutional  Sales  Division,
Federated Securities Corp.

Bank Marketing
Other  institutional  clients  include more than 1,600 banks and trust  organizations.
Virtually  all of the  trust  divisions  of the top 100  bank  holding  companies  use
Federated Funds in their clients'  portfolios.  The marketing  effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated   Funds  are   available  to  consumers   through  major   brokerage   firms
nationwide--we  have over 2,000  broker/dealer  and bank  broker/dealer  relationships across  the  country--supported  by  more  wholesalers  than  any  other  mutual  fund distributor.  Federated's  service to financial  professionals  and  institutions  has earned it high  ratings  in  several  surveys  performed  by  DALBAR,  Inc.  DALBAR is recognized as the industry  benchmark for service quality  measurement.  The marketing effort to these  firms is  headed by James F.  Getz,  President,  Broker/Dealer  Sales
Division, Federated Securities Corp.

INVESTMENT RATINGS

Standard and Poor's Long-Term Debt Rating Definitions
AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's.
Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

Moody's Investors Service Long-Term Bond Rating Definitions
AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged.
Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated AA are judged to be of high quality by all standards.
Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.
Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Long-Term Debt Rating Definitions
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate.
Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

Moody's Investors Service Commercial Paper Ratings
Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

o     Leading market positions in well-established industries;

o     High rates of return on funds employed;

o     Conservative capitalization structure with moderate reliance on debt and ample asset protection;

o     Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

o     Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation.
Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard and Poor's Commercial Paper Ratings
A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory.
However, the relative degree of safety is not as high as for issues designated A-1.

Fitch Ratings Commercial Paper Rating Definitions
FITCH-1-- (Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2-- (Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Addresses

Federated Ultrashort bond fund

Class A Shares

Institutional Shares

Institutional Service Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

ITEM 23.    EXHIBITS.
            --------

      (a)   (i)   Conformed copy of Articles of Incorporation; (1)
            (ii)  Conformed copy of Articles of Amendment of Articles of
                  Incorporation; (2)
            (iii) Conformed copies of Articles of Amendments Nos. 5-12 to Articles of Amendment of the Registrant; (19)
            (iv)  Conformed copy of Amendment No. 13 to Articles of
                  Incorporation of the Registrant; (21)
      (b)   (i)   Copy of By-Laws of the Registrant; (1)
            (ii)  Copies of Amendments Nos. 1-3 to the By-Laws of the
                  Registrant; (16)
      (c)         Copy of Specimen Certificate for Shares of Capital Stock
                  of the Registrant; (10)
      (d)   (i)   Copy of Investment Advisory Contract of the Registrant
                  and conformed copies of Exhibits A and B of Investment
                  Advisory Contract of the Registrant; (7)
            (ii)  Conformed copy of Exhibit C to the Investment Advisory
                  Contract of the Registrant; (19)
            (iii) Conformed copies of Exhibits D and E of Investment
                  Advisory Contract of the Registrant; (11)
            (iv)  Conformed copy of Exhibit F of Investment
                  Advisory Contract of the Registrant; (18)
            (v)   Conformed copy of Amendment to the Investment Advisory
                  Contract; (20)
            (vi)  Conformed copy of Limited Power of Attorney of the Investment
                  Advisory Contract of the Registrant; (19)
            (vii) Conformed copy of Schedule 1 to Limited Power of
                  Attorney of the Registrant; (19)
---------------------------------------------------------------------------
(1)   Response is incorporated by reference to Registrant's Initial
      Registration Statement on Form N-1A filed October 25, 1993.  (File
      Nos.  33-50773 and 811-7115)
(2)   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 1 on Form N-1A filed December 21, 1993. (File Nos.
      33-50773 and 811-7115)
(7)   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 4 on Form N-1A filed June 6, 1995.  (File Nos.
      33-50773 and 811-7115)
(10)  Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 8 on Form N-1A filed November 27, 1996. (File Nos.
      33-50773 and 811-7115)
(11)  Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 9 on Form N-1A filed March 31, 1997. (File Nos.
      33-50773 and 811-7115)
(16)  Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 16 on Form N-1A filed October 28, 1998. (File Nos.
      33-50773 and 811-7115)
(18)  Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 20 on Form N-1A filed February 15, 2000. (File Nos.
      33-50773 and 811-7115)
I.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 23 on Form N-1A filed November 29, 2000. (File Nos.
      33-50773 and 811-7115)
II.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 24 on Form N-1A filed July 26, 2001. (File Nos.
      33-50773 and 811-7115)

      (e)   (i)   Copy of Distributor's Contract of the Registrant and
Conformed copies of Exhibits A, B, C and D to the
Distributor's Contract of the Registrant;(4)
            (ii)  Copy of Distributor's Contract of the Registrant and
Conformed copies of Exhibits E and F to Distributor's             Contract
of the Registrant; (10)
            (iii) Conformed copies of Exhibits G and H to Distributor's
                  Contract of the Registrant; (11)
            (iv)  Conformed copy of Exhibit I to Distributor's Contract of the Registrant; (19)
            (v)   Conformed copy of Exhibit J to Distributor's Contract of
                  the Registrant; (20)
            (vi)  Conformed copy of Amendment to the Distributor's
                  Contract between the Registrant and the
                  Distributor; (20)
(vii) Conformed copy of Distributor's Contract and Exhibit 1 Amendment to
                  Distribution Plan of the Registrant (Class B Shares);
                  (20)
(viii)      Conformed copy of Exhibit K to Distributor's Contract of the
                  Registrant; (21)
(ix)  Conformed copy of Amendment to the Distributor's Contract between the Registrant and the Distributor (Class B Shares); (21)
            (x)   The Registrant hereby incorporates the conformed copy of
                  the specimen Mutual Funds Sales and Service Agreement;
                  Mutual Funds Service Agreement; and Plan Trustee/Mutual
                  Funds Service Agreement from Item 24(b)(6) of the Cash
                  Trust Series II Registration Statement on Form N-1A,
                  filed with the Commission on July 24, 1995. (File
                  Numbers 33-38550 and 811-6269).
(f)   Not Applicable;
---------------------------------------------------------------------------
(4)   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 1 on Form N-1A filed May 27, 1994. (File Nos.
      33-50773 and 811-7115)
(10)  Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 8 on Form N-1A filed November 27, 1996. (File Nos.
      33-50773 and 811-7115)
(11)  Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 9 on Form N-1A filed March 31, 1997. (File Nos.
      33-50773 and 811-7115)
(19)  Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 23 on Form N-1A filed November 29, 2000. (File Nos.
      33-50773 and 811-7115)
(20)  Response is incorporated by reference to Registrant's Post-
      Effective Amendment No. 24 on Form N-1A filed July 26, 2001. (File
      Nos.  33-50773 and 811-7115)
(21)  Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 23 on Form N-1A filed November 29, 2000. (File Nos.
      33-50773 and 811-7115)

      (g)   (i)   Conformed copy of the Custodian Agreement of the
                  Registrant; (4)
            (ii)  Conformed Copy of Fee Schedule to the Custodian
                  Agreement of the Registrant; (13)
      (h)   (i)   Conformed copy of Fund Accounting Services,
                  Administrative Services, Transfer Agency Services,
                  and Custody Services Procurement Agreement of the
                  Registrant; (13)
            (ii)  Conformed copy of Amendment to Fund Accounting Services,
                  Administrative Services, Transfer Agency Services,
                  and Custody Services Procurement Agreement of the
                  Registrant; (21)
            (iii) Conformed copy of Administrative Services Agreement; (4)
            (iv)  The responses described in Item 23(e)(x) are hereby
                  incorporated by reference;
            (v)   The Registrant hereby incorporates the conformed copy
                  of the Second Amended and Restated Services Agreement
                  from Item (h)(v) of the Investment Series Funds, Inc.
                  Registration Statement on Form N-1A, filed with the
                  Commission on January 23, 2002. (File Nos. 33-48847
                  and 811-07021).
            (vi)  Conformed copy of Principal Shareholder Servicer's
                  Agreement (Class B Shares); (20)
            (vii) Conformed copy of Shareholder Services Agreement
                  (Class B Shares); (20)
      (i)   Conformed copy of Opinion and Consent of Counsel as to
            legality of shares being registered; (2)
      (j)   Conformed copy of Consent of Independent Auditors; +
(k)   Not Applicable;
---------------------------------------------------------------------------
(2)   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 1 on Form N-1A filed December 21, 1993. (File Nos.
      33-50773 and 811-7115)

(4)   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 1 on Form N-1A filed May 27, 1994. (File Nos.
      33-50773 and 811-7115)
(13)  Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 13 on Form N-1A filed November 26, 1997. (File Nos.
      33-50773 and 811-7115)
(20)  Response is incorporated by reference to Registrant's Post-
      Effective Amendment No. 24 on Form N-1A filed July 26, 2001. (File
      Nos.  33-50773 and 811-7115)
(21)  Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 23 on Form N-1A filed November 29, 2000. (File Nos.
      33-50773 and 811-7115)

      (l)   Conformed copy of Initial Capital Understanding; (3)
      (m)   (i)   Conformed copy of Distribution Plan of the Registrant
                  including Exhibits A and B; (11)
            (ii) Conformed copy of Exhibits C to Distribution Plan of the
                  Registrant; (10)
            (iii) Conformed copy of Exhibit D and E to Distribution
                  Plan of the Registrant; (11)
            (iv)  Conformed copy of Exhibit F and G to Distribution Plan of the
                  Registrant; (20)
            (v)   The responses described in Item 24(b)(6) are hereby
                  incorporated by reference;
      (n)   The Registrant hereby incorporates the conformed copy of
            the Multiple Class Plan from Item (n) of the
            Federated American Leaders, Fund, Inc. Registration Statement
            on Form N-1A, filed with the Commission on May 25, 2001. (File
            Nos. 2-29786 and 811-1704).
      (o)   (i)   Conformed copy of Power of Attorney of the Registrant; (19)
            (ii)  Conformed copy of Power of Attorney for William D.
                  Dawson, Chief Investment Officer of the Registrant; (19)
      (p)   The Registrant hereby incorporates the conformed copy of the
            Code of Ethics for Access Persons from Item 23(p) of the
            Federated Managed Allocation Portfolios Registration Statement
            on Form N-1A filed with the Commission on January 25, 2001.
            (File Nos. 33-51247 and 811-7129).

---------------------------------------------------------------------------
 (3)  Response is incorporated by reference to Registrant's Pre-Effective
      Amendment No. 2 on Form N-1A filed January 13, 1994. (File Nos.
      33-50773 and 811-7115)
 (10) Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 8 on Form N-1A filed November 27, 1996. (File Nos.
      33-50773 and 811-7115)
(11)  Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 9 on Form N-1A filed March 31, 1997. (File Nos.
      33-50773 and 811-7115)
(19)  Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 23 on Form N-1A filed November 29, 2000. (File Nos.
      33-50773 and 811-7115)
(20)  Response is incorporated by reference to Registrant's Post-
      Effective Amendment No. 24 on Form N-1A filed July 26, 2001. (File
      Nos.  33-50773 and 811-7115)

Item 24.    Persons Controlled by or Under Common Control with the Fund:
            -----------------------------------------------------------

            None

Item 25. Indemnification: (1)
         ---------------

Item 26. Business and Other Connections of Investment Adviser:
         ----------------------------------------------------
         For a description of the other business of the investment
         adviser, see the section entitled "Who Manages the Fund?" in Part
         A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in
         Part B of this Registration Statement under "Who Manages and
         Provides Services to the Fund?"  The remaining Trustees of the investment adviser and, in parentheses, their principal
         occupations are:  Thomas R. Donahue, (Chief Financial Officer,
         Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA,
         15222-3779 and Mark D. Olson (a principal of the firm, Mark D.
         Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard,
         P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington, DE
         19899-2305.

         The remaining Officers of the investment adviser are:

         Executive Vice Presidents:          William D. Dawson, III
                                             Henry A. Frantzen
                                             J. Thomas Madden

         Senior Vice Presidents:             Stephen F. Auth
                                             Joseph M. Balestrino
                                             David A. Briggs
                                             Jonathan C. Conley
                                             Deborah A. Cunningham
                                             Michael P. Donnelly
                                             Linda A. Duessel
                                             Mark E. Durbiano
                                             James E. Grefenstette
                                             Robert M. Kowit
                                             Jeffrey A. Kozemchak
                                             Richard J. Lazarchic
                                             Susan M. Nason
                                             Mary Jo Ochson
                                             Robert J. Ostrowski
                                             Frank Semack
                                             Richard Tito
                                             Peter Vutz

         Vice Presidents:                    Todd A. Abraham
                                             J. Scott Albrecht
                                             Randall S. Bauer
                                             Nancy J.Belz
                                             G. Andrew Bonnewell
                                             David Burns
                                             Robert E. Cauley
                                             Regina Chi
                                             Ross M. Cohen
                                             Fred B. Crutchfield
                                             Lee R. Cunningham, II
                                             Alexandre de Bethmann
B.    Anthony Delserone, Jr.
                                             Donald T. Ellenberger
                                             Eamonn G. Folan
         Vice Presidents:                    Kathleen M. Foody-Malus
                                             Thomas M. Franks
                                             John T. Gentry
                                             David P. Gilmore
                                             Marc Halperin
                                             John W. Harris
                                             Patricia L. Heagy
                                             Susan R. Hill
                                             Nikola A. Ivanov
                                             William R. Jamison
                                             Constantine J. Kartsonas
                                             Nathan H. Kehm
                                             John C. Kerber
                                             Steven Lehman
                                             Marian R. Marinack
                                             Natalie F. Metz
                                             Thomas J. Mitchell
                                             Joseph M. Natoli
                                             John L. Nichol
                                             Mary Kay Pavuk
                                             Jeffrey A. Petro
                                             John P. Quartarolo
                                             Ihab L. Salib
                                             Roberto Sanchez-Dahl, Sr.
                                             Aash M. Shah
                                             John Sidawi
                                             Michael W. Sirianni, Jr.
                                             Christopher Smith
                                             Timothy G. Trebilcock
                                             Leonardo A. Vila
                                             Paige M. Wilhelm
                                             Richard M. Winkowski, Jr.
                                             Lori A. Wolff
                                             George B. Wright

         Assistant Vice Presidents:          Catherine A. Arendas
                                             Angela A. Auchey
                                             Nicholas P. Besh

                                             Hanan Callas
                                             David W. Cook
                                             James R. Crea, Jr.
                                             Karol M. Crummie
                                             David Dao
                                             Richard J. Gallo
                                             James Grant
                                             Anthony Han
                                             Kathryn P. Heagy
                                             Carol B. Kayworth
                                             J. Andrew Kirschler
                                             Robert P. Kozlowski
                                             Ted T. Lietz, Sr.
                                             Monica Lugani
                                             Tracey L. Lusk
                                             Theresa K. Miller
                                             Bob Nolte
                                             Rae Ann Rice
                                             James W. Schaub
                                             Jennifer G. Setzenfand
                                             Diane R. Startari
                                             Kyle D. Stewart
         Assistant Vice Presidents:          Mary Ellen Tesla
                                             Michael R. Tucker
                                             Steven J. Wagner
                                             Mark Weiss

         Secretary:                          G. Andrew Bonnewell

         Treasurer:                          Thomas R. Donahue

         Assistant Secretaries:              C. Grant Anderson
                                             Leslie K. Ross

         Assistant Treasurer:                Denis McAuley, III

         The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue,
         Pittsburgh, Pennsylvania 15222-3779.  These individuals are also officers of a majority of the investment advisers to the
         investment companies in the Federated Fund Complex described in
         Part B of this Registration Statement.

Item 27.  Principal Underwriters:
          -----------------------

(a)  Federated  Securities  Corp. the  Distributor for shares of the Registrant, acts  as  principal  underwriter  for  the  following  open-end  investment companies, including the Registrant:

     Cash Trust Series II; Cash Trust  Series,  Inc.;  CCMI Funds;  Edward Jones
Money Market Fund;  Federated Limited Duration Government Fund, Inc.;  Federated
American  Leaders  Fund,  Inc.;   Federated  Adjustable  Rate  Securities  Fund;
Federated  Core Trust;  Federated Core Trust II, L.P.;  Federated  Equity Funds;
Federated Equity Income Fund,  Inc.;  Federated Fixed Income  Securities,  Inc.;
Federated  Fund for U.S.  Government  Securities,  Inc.;  Federated  GNMA Trust;
Federated  Government Income Securities,  Inc.; Federated High Income Bond Fund,
Inc.; Federated High Yield Trust;  Federated Income Securities Trust;  Federated
Income Trust;  Federated Index Trust;  Federated  Institutional Trust; Federated
Insurance Series;  Federated  International  Series,  Inc.; Federated Investment
Series Funds, Inc.; Federated Managed Allocation Portfolios; Federated Municipal
Opportunities Fund, Inc.;  Federated Municipal  Securities Fund, Inc.; Federated
Municipal  Securities  Income  Trust;   Federated  Short-Term  Municipal  Trust;
Federated  Stock and Bond Fund,  Inc.;  Federated  Stock Trust;  Federated Total
Return  Series,  Inc.;  Federated  U.S.  Government  Bond Fund;  Federated  U.S.
Government  Securities  Fund: 1-3 Years;  Federated U.S.  Government  Securities
Fund: 2-5 Years;  Federated Total Return Government Bond Fund; Federated Utility
Fund, Inc.; Federated World Investment Series, Inc.;  FirstMerit Funds; Hibernia
Funds;   Intermediate  Municipal  Trust;  Marshall  Funds,  Inc.;  Money  Market
Obligations Trust;  Regions Morgan Keegan Select Funds; RIGGS Funds;  SouthTrust
Funds; and Vision Group of Funds.

         (b)

        (1)                          (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant
---------------------          -----------------      ----------------------
Chairman:                     Richard B. Fisher

Director:                     Arthur L. Cherry
        (1)                          (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant
---------------------          -----------------      ----------------------
President-Institutional
Sales and Director:           John B. Fisher

Director, Executive Vice
Vice President and Assistant
Secretary:                    Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Senior Vice Presidents:
                              Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher T. Fives
                              James S. Hamilton
                              James M. Heaton
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Thomas E. Territ
                              Robert F. Tousignant

Vice Presidents:              John B. Bohnet
                              Jane E. Broeren-Lambesis
                              David J. Callahan
                              Mark Carroll
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Robert J. Deuberry
                              Ron Dorman
                              William C. Doyle
                              Donald C. Edwards
                              Timothy Franklin
                              Peter J. Germain
                              Joseph D. Gibbons
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Charlene H. Jennings
                              Theresa M. Johnson
                              Christopher L. Johnston
                              H. Joseph Kennedy
                              Stephen Kittel
          (1)                        (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant
---------------------          -----------------      ----------------------
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Maurice W. McKinney
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Christopher Renwick
                              John Rogers
                              Brian S. Ronayne
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              Kevin Stutz
                              Timothy A. Rosewicz
                              Greg Spralding
                              William C. Tustin
                              Paul A. Uhlman
                              Richard B. Watts
                              G. Walter Whalen
                              Patrick M. Wiethorn
                              Edward J. Wojnarowski
                              Michael P. Wolff
                              Scott F. Wright

Assistant Vice Presidents:    Lisa Arcuri
                              Robert W. Bauman
                              Edward R. Bozek
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Jennifer Fetteroff
                              Renee L. Gebben
                              John T. Glickson
                              William Rose
                              Lynn Sherwood-Long

Secretary:                    Kirk A. Montgomery

Treasurer:                    Denis McAuley, III

Assistant Secretaries:        Thomas R. Donahue
                              Timothy S. Johnson
                              Victor R. Siclari

     The business address of each of the Officers of Federated  Securities Corp.
is Federated  Investors  Tower,  1001 Liberty Avenue,  Pittsburgh,  Pennsylvania
15222-3779.

         (c)     Not applicable

Item 28.  Location of Accounts and Records:
          ---------------------------------

All accounts and records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                          Federated Investors Tower
                                    1001 Liberty Avenue
                                    Pittsburgh, PA  15222-3779
                                    (Notices should be sent to the Agent
for Service at above address)

                                    Federated Investors Funds
                                    5800 Corporate Drive
                                    Pittsburgh, PA  15237-7000

Federated Shareholder               P.O. Box 8600
Services Company                    Boston, MA 02266-8600
("Transfer Agent and Dividend
Disbursing Agent")

Federated Services Company          Federated Investors Tower
("Administrator")                   1001 Liberty Avenue
                                    Pittsburgh, PA  15222-3779

Federated Investment                Federated Investors Tower
Management Company                  1001 Liberty Avenue
("Adviser")                         Pittsburgh, PA  15222-3779

State Street Bank and Trust         P.O. Box 8600
Company ("Custodian")               Boston, MA 02266-8600

Item 29.    Management Services:
            --------------------

            Not applicable.

Item 30.    Undertakings:
            -------------

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of
            Directors and the calling of special shareholder meetings by shareholders.

                                SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant, FEDERATED TOTAL RETURN
SERIES, INC. has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 23rd day of
September, 2002.

                  FEDERATED TOTAL RETURN SERIES, INC.
                  BY: /s/ Andrew P. Cross
                  Andrew P. Cross, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  September 23, 2002

      Pursuant to the requirements of the Securities Act of 1933, this
Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                          TITLE                   DATE

By: /s/ Andrew P. Cross          Attorney In Fact    September 23, 2002
    Andrew P. Cross              For the Persons
    ASSISTANT SECRETARY          Listed Below

John F. Donahue*                  Chairman and Director
                                  (Chief Executive Officer)

J. Christopher Donahue*           President and Director

Edward C. Gonzales*               Executive Vice President

John W. McGonigle*                Executive Vice President
                                  and Secretary

Richard J. Thomas*                Treasurer (Principal Financial
                                  and Accounting Officer)

William D. Dawson III*            Chief Investment Officer

Thomas G. Bigley*                 Director

John T. Conroy, Jr.*              Director

Nicholas P. Constantakis*         Director

John F. Cunningham*               Director

Lawrence D. Ellis, M.D.*          Director

Peter E. Madden*                  Director

Charles F. Mansfield, Jr.*        Director

John E. Murray, Jr.*              Director

Marjorie P. Smuts*                Director

John S. Walsh*                    Director

* By Power of Attorney